Shareholder's capital - Bonus Deferral RSUs (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Treasury Stock, Common
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued from treasury to settles RSUs and PSUs (in shares)	31,455	82,886
Common shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity other than options settled at cash value for payment of the exercise price and for tax withholdings (in shares)	37,660	95,482
Retirement Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (percent)	100.00%
Bonus Deferral Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period (in shares)	77,981	55,445
Deferred Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period (in shares)	724,583	645,714
Common stock, shares issued (in shares)	69,115	178,368
Awards outstanding (in shares)	167,352	158,486